Calvert VP S&P 500 Index Portfolio
CALVERT VP S&P 500 INDEX PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees -	Calvert VP S&P 500 Index Portfolio
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -		Calvert VP S&P 500 Index Portfolio
Management fees		0.35%
Other expenses		0.11%
Total annual fund operating expenses		0.46%
Less fee waiver and/or expense reimbursement	[1]	(0.04%)
Net expenses		0.42%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.42% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Portfolio for the time periods indicated;
  your investment has a 5% return each year;
  the Portfolio’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert VP S&P 500 Index Portfolio	43	144	254	575

Portfolio turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment strategies

The Portfolio seeks to substantially replicate the total return of the securities comprising the S&P 500 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The S&P 500 Index is an unmanaged index of common stocks comprised of 500 large capitalization common stocks of U.S. companies that aims to include the top 75% of the value of the domestic equity markets. As of December 31, 2011, the market capitalization of the S&P 500 Index companies ranged from $1.6 billion to $406 billion with a weighted median level of $51.2 billion and a weighted average level of $96.4 billion. The S&P 500 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.

The Portfolio will invest primarily in common stocks of the companies that comprise the S&P 500 Index. The Portfolio may also invest in Standard & Poor’s Depositary Receipts® (“SPDRs®”) or other investment companies that provide exposure to the S&P 500 Index. SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500 Index.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to the stocks represented in the S&P 500 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the S&P 500 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the S&P 500 Index may fall in value, causing prices of stocks held by the Portfolio to fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	06/30/09	15.85%
Worst Quarter (of periods shown)	12/31/08	-21.91%

Average annual total returns (as of 12/31/11)
Average Annual Total Returns -	1 year	5 years	10 years
Calvert VP S&P 500 Index Portfolio	1.73%	(0.54%)	2.53%
Calvert VP S&P 500 Index Portfolio S&P 500 Index (reflects no deduction for fees or expenses)	2.11%	(0.25%)	2.92%
Calvert VP S&P 500 Index Portfolio Lipper VA S&P 500 Index Objective Funds Average	1.71%	(0.67%)	2.58%